UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Fundamental Investors®
Investment portfolio
March 31, 2018
unaudited
Common stocks 94.99% Information technology 24.67%	Shares	Value (000)
Microsoft Corp.	47,334,100	$4,320,183
Broadcom Ltd.	13,955,639	3,288,646
Intel Corp.	48,854,600	2,544,348
Alphabet Inc., Class C1	1,514,801	1,562,956
Alphabet Inc., Class A1	542,800	562,960
Facebook, Inc., Class A1	8,406,500	1,343,275
ASML Holding NV2	4,555,030	900,906
ASML Holding NV (New York registered)	2,185,000	433,853
Taiwan Semiconductor Manufacturing Co., Ltd.	115,672,000	981,885
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,038,630	176,730
Baidu, Inc., Class A (ADR)[1]	4,405,000	983,152
Visa Inc., Class A	5,082,000	607,909
Western Digital Corp.	6,500,000	599,755
Intuit Inc.	2,945,000	510,516
Amphenol Corp., Class A	5,867,655	505,381
Texas Instruments Inc.	4,667,600	484,917
Mastercard Inc., Class A	2,700,000	472,932
Samsung Electronics Co., Ltd.	187,800	433,602
Samsung Electronics Co., Ltd., nonvoting preferred	15,000	28,708
Apple Inc.	2,708,000	454,348
Symantec Corp.	15,346,000	396,694
Activision Blizzard, Inc.	4,325,313	291,786
TE Connectivity Ltd.	2,763,000	276,024
International Business Machines Corp.	1,700,000	260,831
QUALCOMM Inc.	4,000,000	221,640
Analog Devices, Inc.	2,427,000	221,172
DXC Technology Co.	2,000,000	201,060
Murata Manufacturing Co., Ltd.	1,370,000	187,550
FleetCor Technologies, Inc.[1]	899,000	182,047
Applied Materials, Inc.	3,000,000	166,830
		23,602,596
Financials 15.76%
Berkshire Hathaway Inc., Class A1	7,482	2,237,866
Wells Fargo & Co.	37,933,000	1,988,069
JPMorgan Chase & Co.	12,040,000	1,324,039
Capital One Financial Corp.	13,001,000	1,245,756
SunTrust Banks, Inc.	12,094,000	822,876
BlackRock, Inc.	1,473,100	798,008
CME Group Inc., Class A	4,771,437	771,732
Goldman Sachs Group, Inc.	2,770,000	697,652
BNP Paribas SA2	9,030,000	669,316
Discover Financial Services	8,851,000	636,652
Citigroup Inc.	8,550,000	577,125
Itaú Unibanco Holding SA, preferred nominative (ADR)	25,870,000	403,572
CIT Group Inc.[3]	7,752,515	399,254
Legal & General Group PLC[2]	109,784,921	397,347
Fundamental Investors — Page 1 of 7

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Fifth Third Bancorp	12,500,000	$396,875
Chubb Ltd.	2,525,000	345,344
T. Rowe Price Group, Inc.	2,830,000	305,555
Banco Santander, SA2	37,900,000	247,106
PNC Financial Services Group, Inc.	1,500,000	226,860
Société Générale[2]	3,742,000	203,518
HDFC Bank Ltd. (ADR)	1,109,691	109,604
HDFC Bank Ltd.[2]	2,825,092	83,846
Svenska Handelsbanken AB, Class A2	11,460,000	143,537
Intercontinental Exchange, Inc.	619,000	44,890
		15,076,399
Consumer discretionary 10.54%
Amazon.com, Inc.[1]	1,891,300	2,737,354
Comcast Corp., Class A	46,117,073	1,575,821
Charter Communications, Inc., Class A1	3,742,100	1,164,616
Home Depot, Inc.	6,280,775	1,119,485
NIKE, Inc., Class B	12,412,000	824,653
McDonald’s Corp.	2,000,000	312,760
Booking Holdings Inc.[1]	149,284	310,569
Target Corp.	4,300,000	298,549
Twenty-First Century Fox, Inc., Class A	8,020,000	294,254
Walt Disney Co.	2,500,000	251,100
CBS Corp., Class B	3,780,000	194,254
Las Vegas Sands Corp.	2,500,000	179,750
Newell Brands Inc.	6,857,000	174,716
Starbucks Corp.	2,975,000	172,223
Sony Corp.	3,531,000	170,728
Ulta Beauty, Inc.[1]	579,900	118,456
Viacom Inc., Class B	3,300,000	102,498
Accor SA2	1,397,000	75,441
		10,077,227
Industrials 9.78%
Boeing Co.	3,130,000	1,026,264
Lockheed Martin Corp.	2,460,000	831,308
Parker-Hannifin Corp.	4,550,000	778,186
Airbus SE, non-registered shares[2]	6,691,000	773,922
TransDigm Group Inc.	2,190,000	672,199
Union Pacific Corp.	4,710,000	633,165
Rockwell Automation	3,490,000	607,958
Deere & Co.	3,200,000	497,024
Ryanair Holdings PLC (ADR)[1]	3,418,801	420,000
Northrop Grumman Corp.	1,147,000	400,441
Emerson Electric Co.	5,000,000	341,500
Schneider Electric SE2	2,830,000	248,848
Caterpillar Inc.	1,670,000	246,125
Johnson Controls International PLC	6,980,000	245,975
BAE Systems PLC[2]	25,920,000	211,545
FedEx Corp.	850,000	204,093
Masco Corp.	4,679,700	189,247
MTU Aero Engines AG2	1,114,573	187,814
Grafton Group PLC, units[2,3]	15,023,609	162,326
General Electric Co.	12,000,000	161,760
Deutsche Post AG2	2,830,000	123,714
Fundamental Investors — Page 2 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Waste Management, Inc.	1,400,000	$117,768
Fortive Corp.	1,500,000	116,280
Meggitt PLC[2]	15,285,414	92,640
KBR, Inc.	4,000,000	64,760
		9,354,862
Consumer staples 8.32%
British American Tobacco PLC[2]	33,240,000	1,927,969
British American Tobacco PLC (ADR)	2,651,040	152,939
Philip Morris International Inc.	14,206,900	1,412,166
Coca-Cola Co.	26,285,000	1,141,558
Altria Group, Inc.	13,955,600	869,713
Kraft Heinz Co.	7,400,000	460,946
Nestlé SA2	5,560,000	439,981
Sysco Corp.	6,790,000	407,128
Walmart Inc.	2,925,000	260,237
Procter & Gamble Co.	3,000,000	237,840
Walgreens Boots Alliance, Inc.	2,986,000	195,493
Hershey Co.	1,636,939	161,992
Costco Wholesale Corp.	786,000	148,106
Coca-Cola European Partners plc	3,340,000	139,144
		7,955,212
Energy 7.70%
Royal Dutch Shell PLC, Class B (ADR)	11,689,834	766,035
Royal Dutch Shell PLC, Class B2	11,577,720	372,772
Royal Dutch Shell PLC, Class A (ADR)	299,752	19,127
Royal Dutch Shell PLC, Class A2	165,244	5,181
ConocoPhillips	14,501,000	859,764
Concho Resources Inc.[1]	5,536,000	832,227
EOG Resources, Inc.	7,706,000	811,210
Enbridge Inc. (CAD denominated)	21,986,437	691,470
Enbridge Inc. (CAD denominated)[2,4]	1,256,665	39,127
Suncor Energy Inc.	20,098,740	694,034
Chevron Corp.	5,226,137	595,989
BP PLC[2]	75,500,000	507,944
Cabot Oil & Gas Corp.	10,467,000	250,999
Keyera Corp.	6,937,000	180,424
Canadian Natural Resources, Ltd. (CAD denominated)	5,430,000	170,688
Baker Hughes, a GE Co., Class A	5,000,000	138,850
Murphy Oil Corp.	3,781,900	97,724
Noble Energy, Inc.	3,010,400	91,215
Peyto Exploration & Development Corp.[3]	10,710,499	89,781
Pioneer Natural Resources Co.	500,000	85,890
Hess Corp.	1,350,748	68,375
		7,368,826
Health care 7.20%
Boston Scientific Corp.[1]	36,210,000	989,257
UnitedHealth Group Inc.	3,754,500	803,463
Thermo Fisher Scientific Inc.	3,300,000	681,318
Aetna Inc.	3,689,966	623,604
Merck & Co., Inc.	9,242,000	503,412
Vertex Pharmaceuticals Inc.[1]	2,894,327	471,717
Regeneron Pharmaceuticals, Inc.[1]	1,302,300	448,460
Fundamental Investors — Page 3 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
ResMed Inc.	4,042,700	$398,085
Express Scripts Holding Co.[1]	5,338,900	368,811
Novartis AG2	4,470,000	361,481
Humana Inc.	1,120,000	301,090
Johnson & Johnson	2,291,500	293,656
Bristol-Myers Squibb Co.	3,335,200	210,951
Gilead Sciences, Inc.	2,500,000	188,475
AstraZeneca PLC[2]	2,245,200	154,296
Hologic, Inc.[1]	2,379,500	88,898
		6,886,974
Materials 3.99%
DowDuPont Inc.	22,164,481	1,412,099
Praxair, Inc.	3,980,000	574,314
BHP Billiton PLC[2]	28,800,000	567,624
Rio Tinto PLC[2]	7,857,000	398,573
LyondellBasell Industries NV	3,531,000	373,156
Randgold Resources Ltd. (ADR)	2,623,000	218,338
CF Industries Holdings, Inc.	3,742,000	141,186
Franco-Nevada Corp.	1,943,000	132,560
		3,817,850
Real estate 1.79%
Simon Property Group, Inc. REIT	5,312,000	819,907
Crown Castle International Corp. REIT	2,926,718	320,798
Weyerhaeuser Co. REIT[1]	9,000,107	315,004
American Tower Corp. REIT	1,775,000	257,978
		1,713,687
Telecommunication services 0.37%
Verizon Communications Inc.	5,500,000	263,010
Spark New Zealand Ltd.[2]	35,250,000	85,487
		348,497
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		4,659,785
Total common stocks (cost: $59,354,359,000)		90,861,915
Short-term securities 5.36%	Principal amount (000)
Apple Inc. 1.90% due 6/12/2018[4]	$35,000	34,859
CAFCO, LLC 2.18% due 6/11/2018[4]	50,000	49,773
Chariot Funding, LLC 1.87% due 6/20/2018[4]	50,000	49,740
Chevron Corp. 1.90%–1.93% due 5/17/2018–5/18/2018[4]	200,000	199,487
Coca-Cola Co. 1.61%–2.05% due 4/19/2018–7/2/2018[4]	38,700	38,549
Emerson Electric Co. 1.80% due 4/13/2018[4]	21,000	20,984
Federal Home Loan Bank 1.37%–1.77% due 4/4/2018–6/15/2018	2,286,400	2,282,195
Freddie Mac 1.16%–1.28% due 4/3/2018–4/6/2018	56,300	56,291
Home Depot Inc. 1.64% due 4/2/2018[4]	35,800	35,793
Honeywell International Inc. 1.83% due 4/12/2018[4]	50,000	49,965
IBM Credit LLC 1.90% due 5/8/2018–5/15/2018[4]	104,100	103,858
Intel Corp. 1.88% due 5/18/2018	50,000	49,868
PepsiCo Inc. 1.81% due 4/16/2018[4]	53,500	53,452
Pfizer Inc. 1.85% due 5/15/2018[4]	121,600	121,298
Fundamental Investors — Page 4 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
Procter & Gamble Co. 1.60% due 4/20/2018[4]	$23,900	$23,873
U.S. Treasury Bills 1.38%–1.76% due 4/12/2018–7/26/2018	1,864,100	1,857,511
United Parcel Service Inc. 1.85% due 5/4/2018[4]	19,400	19,363
Wal-Mart Stores, Inc. 1.62% due 4/9/2018[4]	33,200	33,182
Walt Disney Co. 1.63% due 4/27/2018[4]	50,000	49,924
Total short-term securities (cost: $5,130,891,000)		5,129,965
Total investment securities 100.35% (cost: $64,485,250,000)		95,991,880
Other assets less liabilities (0.35)%		(332,993)
Net assets 100.00%		$95,658,887
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 0.68%
Financials 0.42%
CIT Group Inc.	7,752,515	—	—	7,752,515	$—	$17,598	$1,240	$399,254
Industrials 0.17%
Grafton Group PLC, units[2]	15,037,000	—	13,391	15,023,609	(81)	(138)	2,143	162,326
Energy 0.09%
Peyto Exploration & Development Corp.	10,710,499	—	—	10,710,499	—	(38,285)	1,526	89,781
Total 0.68%					$(81)	$(20,825)	$4,909	$651,361
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,193,079,000, which represented 10.66% of the net assets of the fund. This amount includes $10,070,106,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $923,227,000, which represented .97% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Fundamental Investors — Page 5 of 7

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Fundamental Investors — Page 6 of 7

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,701,690	$900,906	$—	$23,602,596
Financials	13,331,729	1,744,670	—	15,076,399
Consumer discretionary	10,001,786	75,441	—	10,077,227
Industrials	7,554,053	1,800,809	—	9,354,862
Consumer staples	5,587,262	2,367,950	—	7,955,212
Energy	6,443,802	925,024	—	7,368,826
Health care	6,371,197	515,777	—	6,886,974
Materials	2,851,653	966,197	—	3,817,850
Real estate	1,713,687	—	—	1,713,687
Telecommunication services	263,010	85,487	—	348,497
Miscellaneous	3,848,967	810,818	—	4,659,785
Short-term securities	—	5,129,965	—	5,129,965
Total	$80,668,836	$15,323,044	$—	$95,991,880
*	Securities with a value of $1,802,473,000, which represented 1.88% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-010-0518O-S60670	Fundamental Investors — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 24, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 24, 2018